Balance Sheet (USD $)	Aug. 31, 2011
ASSETS
Cash and cash equivalents	$ 8,766
Total Current Assets	8,766
TOTAL ASSETS	8,766
Current Liabilities
Accounts payable and accrued liabilities	75
Due to related party	325
TOTAL LIABILITIES	400
STOCKHOLDERS’ EQUITY
Preferred stock, par value $0.001, 25,000,000 shares authorized, none issued and outstanding	0
Common Stock, par value $0.001, 100,000,000 shares authorized, 1,000,000 shares issued and outstanding	1,000
Additional paid-in capital	9,000
Deficit accumulated during the development stage	(1,634)
Total Stockholders’ Equity	8,366
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 8,766